Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000262794 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000262794 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262794 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000262794 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000262794 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000262794 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000262794 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000262794 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262794 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262794 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000154942 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000154942 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000154942 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000154942 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000154942 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000154942 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000154942 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000154942 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154942 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154942 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124400 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.90%
Percent of Net Long Exposure	1.00%
C000124400 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	16.90%
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	8.00%
Percent of Net Long Exposure	1.00%
C000124400 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	30.50%
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	28.10%
Percent of Net Long Exposure	(25.80%)
C000124400 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000124400 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	23.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.60%
C000124400 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	18.20%
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	2.20%
Percent of Net Long Exposure	13.90%
C000124400 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	5.80%
Percent of Net Long Exposure	(0.50%)
C000124400 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000124400 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	9.10%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	1.90%
C000124400 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000124400 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	41.80%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	41.30%
C000124400 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	23.40%
Percent of Total Short Exposure	27.80%
Percent of Net Long Exposure	(4.40%)
C000124400 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000124400 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000124400 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	42.20%
Percent of Total Long Exposure	42.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	42.20%
C000124400 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	52.50%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.50%
C000124400 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	143.70%
Percent of Total Long Exposure	78.40%
Percent of Total Short Exposure	65.30%
Percent of Net Long Exposure	13.00%
C000124400 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	12.40%
Percent of Total Long Exposure	12.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.40%
C000124400 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.20%
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000124401 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.90%
Percent of Net Long Exposure	1.00%
C000124401 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	16.90%
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	8.00%
Percent of Net Long Exposure	1.00%
C000124401 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	30.50%
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	28.10%
Percent of Net Long Exposure	(25.80%)
C000124401 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000124401 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	23.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.60%
C000124401 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	18.20%
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	2.20%
Percent of Net Long Exposure	13.90%
C000124401 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	5.80%
Percent of Net Long Exposure	(0.50%)
C000124401 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000124401 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	9.10%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	1.90%
C000124401 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000124401 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	41.80%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	41.30%
C000124401 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	23.40%
Percent of Total Short Exposure	27.80%
Percent of Net Long Exposure	(4.40%)
C000124401 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000124401 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000124401 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	42.20%
Percent of Total Long Exposure	42.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	42.20%
C000124401 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	52.50%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.50%
C000124401 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	143.70%
Percent of Total Long Exposure	78.40%
Percent of Total Short Exposure	65.30%
Percent of Net Long Exposure	13.00%
C000124401 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	12.40%
Percent of Total Long Exposure	12.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.40%
C000124401 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.20%
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000201711 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.90%
Percent of Net Long Exposure	1.00%
C000201711 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	16.90%
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	8.00%
Percent of Net Long Exposure	1.00%
C000201711 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	30.50%
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	28.10%
Percent of Net Long Exposure	(25.80%)
C000201711 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000201711 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	23.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.60%
C000201711 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	18.20%
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	2.20%
Percent of Net Long Exposure	13.90%
C000201711 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	5.80%
Percent of Net Long Exposure	(0.50%)
C000201711 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201711 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	9.10%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	1.90%
C000201711 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000201711 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	41.80%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	41.30%
C000201711 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	23.40%
Percent of Total Short Exposure	27.80%
Percent of Net Long Exposure	(4.40%)
C000201711 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201711 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000201711 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	42.20%
Percent of Total Long Exposure	42.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	42.20%
C000201711 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	52.50%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.50%
C000201711 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	143.70%
Percent of Total Long Exposure	78.40%
Percent of Total Short Exposure	65.30%
Percent of Net Long Exposure	13.00%
C000201711 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	12.40%
Percent of Total Long Exposure	12.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.40%
C000201711 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.20%
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000198936 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.90%
Percent of Net Long Exposure	1.00%
C000198936 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	16.90%
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	8.00%
Percent of Net Long Exposure	1.00%
C000198936 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	30.50%
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	28.10%
Percent of Net Long Exposure	(25.80%)
C000198936 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000198936 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	23.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.60%
C000198936 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	18.20%
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	2.20%
Percent of Net Long Exposure	13.90%
C000198936 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	5.80%
Percent of Net Long Exposure	(0.50%)
C000198936 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000198936 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	9.10%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	1.90%
C000198936 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000198936 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	41.80%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	41.30%
C000198936 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	23.40%
Percent of Total Short Exposure	27.80%
Percent of Net Long Exposure	(4.40%)
C000198936 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000198936 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000198936 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	42.20%
Percent of Total Long Exposure	42.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	42.20%
C000198936 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	52.50%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.50%
C000198936 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	143.70%
Percent of Total Long Exposure	78.40%
Percent of Total Short Exposure	65.30%
Percent of Net Long Exposure	13.00%
C000198936 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	12.40%
Percent of Total Long Exposure	12.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.40%
C000198936 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.20%
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000124402 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.90%
Percent of Net Long Exposure	1.00%
C000124402 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	16.90%
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	8.00%
Percent of Net Long Exposure	1.00%
C000124402 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	30.50%
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	28.10%
Percent of Net Long Exposure	(25.80%)
C000124402 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000124402 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	23.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.60%
C000124402 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	18.20%
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	2.20%
Percent of Net Long Exposure	13.90%
C000124402 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	5.80%
Percent of Net Long Exposure	(0.50%)
C000124402 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000124402 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	9.10%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	1.90%
C000124402 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000124402 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	41.80%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	41.30%
C000124402 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	23.40%
Percent of Total Short Exposure	27.80%
Percent of Net Long Exposure	(4.40%)
C000124402 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000124402 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000124402 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	42.20%
Percent of Total Long Exposure	42.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	42.20%
C000124402 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	52.50%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.50%
C000124402 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	143.70%
Percent of Total Long Exposure	78.40%
Percent of Total Short Exposure	65.30%
Percent of Net Long Exposure	13.00%
C000124402 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	12.40%
Percent of Total Long Exposure	12.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.40%
C000124402 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.20%
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000124403 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.90%
Percent of Net Long Exposure	1.00%
C000124403 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	16.90%
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	8.00%
Percent of Net Long Exposure	1.00%
C000124403 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	30.50%
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	28.10%
Percent of Net Long Exposure	(25.80%)
C000124403 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.40%
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000124403 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	23.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.60%
C000124403 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	18.20%
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	2.20%
Percent of Net Long Exposure	13.90%
C000124403 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	5.80%
Percent of Net Long Exposure	(0.50%)
C000124403 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000124403 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	9.10%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	1.90%
C000124403 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000124403 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	41.80%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	41.30%
C000124403 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	51.20%
Percent of Total Long Exposure	23.40%
Percent of Total Short Exposure	27.80%
Percent of Net Long Exposure	(4.40%)
C000124403 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000124403 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000124403 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	42.20%
Percent of Total Long Exposure	42.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	42.20%
C000124403 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	52.50%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.50%
C000124403 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	143.70%
Percent of Total Long Exposure	78.40%
Percent of Total Short Exposure	65.30%
Percent of Net Long Exposure	13.00%
C000124403 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	12.40%
Percent of Total Long Exposure	12.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.40%
C000124403 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.20%
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000151918 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000151918 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000151918 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151918 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151918 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151918 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151918 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000151918 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000151918 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151918 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157436 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157436 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000157436 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000157436 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000157436 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000157436 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000157436 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157436 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000157436 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157436 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154943 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154943 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154943 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000154943 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154943 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154943 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154943 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000154943 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000154943 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161913 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000161913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000161913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000161913 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%